Note 2 - Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]

2. Cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	December 31,
	2021	2020
	A$	A$
Cash and cash equivalents	15,318,201	23,561,807
Restricted cash – current assets	1,968,814	2,174,806
Restricted cash – non-current assets	812,204	2,318,507
	18,099,219	28,055,120

Restricted cash maintained by the Company in the form of term deposits is as follows:

	December 31,
	2021	2020
	A$	A$
Performance guarantee (a) - current assets	1,968,814	2,174,806
Collateral for facilities (b) - non-current assets	320,000	320,000
Performance guarantee (a) - non-current assets	492,204	1,998,507
	2,781,018	4,493,313

(a)

Performance guarantee represents letter of credit issued in favour of Siemens pursuant to the 2019 Siemens Agreements. The performance guarantee was initially issued for US$5,000,000 and the same reduces in equal quarterly amounts over the 42 months with effect from September 18, 2019.

(b)	Collateral for facilities represents bank guarantee of A$250,000 for commercial lease of UBS’ premises and security deposit on Company’s credit cards of A$70,000.

Interest earned on the restricted cash for years ended December 31, 2021 and 2020 was A$8,668 and A$44,830 respectively.